SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	297,120	5,155,598	14,091,376
Outstanding options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	297,120	344,190	676,744
Assumed conversion of convertible senior notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities		4,811,408	13,414,632